Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss	$ 18,456,932		$ 17,138,461
Financial assets at fair value through other comprehensive income	17,209,328		17,683,960
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	104,993,968		132,547,415
Receivables	34,994,933		32,292,914
Refundable deposits	1,992,400	$ 60,762	2,708,823
Other financial assets	3,739,224		6,353,768
Total	181,386,785		208,725,341
Financial liabilities at fair value through profit or loss	901,000		1,019,362
Financial liabilities measured at amortized cost
Short-term loans	8,515,000	$ 259,683	13,530,000
Payables	42,259,798		52,393,399
Guarantee deposits (current portion included)	42,874,494		41,599,386
Bonds payable (current portion included)	30,051,568		38,359,352
Long-term loans (current portion included)	36,476,909		22,883,344
Lease liabilities	6,419,016		5,393,187
Total	$ 167,497,785		$ 175,178,030